SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Disclosure of operating segments
Segment information:

	Year ended 31 December 2025
CHF in millions	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Total revenue	2,107.2	859.0	17.2	2,983.4
Direct costs	(508.2)	(305.9)	(17.1)	(831.2)
Indirect costs[1]	(392.1)	(114.2)	(447.9)	(954.2)
Lease expense[2]	(50.7)	(12.7)	(127.7)	(191.1)
Adj. EBITDA after lease expense (EBITDAaL)	1,156.2	426.2	(575.5)	1,006.9

Depreciation and amortisation of property, plant and equipment and intangible assets				(936.4)
Share-based compensation				(49.0)
Restructuring & other				13.5
Finance income/(expense)[3]				(163.4)
Income tax benefit				19.9
Net (loss)				(108.5)

	Year ended 31 December 2024
CHF in millions	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Total revenue	2,173.1	830.3	14.6	3,018.0
Direct costs	(515.2)	(299.5)	(15.4)	(830.1)
Indirect costs[4]	(401.5)	(115.8)	(449.1)	(966.4)
Lease expense[5]	(52.0)	(13.5)	(133.9)	(199.4)
Adj. EBITDA after lease expense (EBITDAaL)	1,204.4	401.5	(583.8)	1,022.1

Depreciation and amortisation of property, plant and equipment and intangible assets				(917.9)
Share-based compensation				(19.1)
Restructuring & other				(49.9)
Finance income/(expense)[6]				(413.8)
Income tax benefit				16.7
Net (loss)				(361.9)

[1] Excludes expenses for share-based compensation, restructuring and other.
[2] Contains depreciation and interest expenses for lease arrangements under IFRS 16. Excludes expenses for short-term leases, which are reported in line "Indirect costs".
[3] Excludes interest expenses for leases, which are included in line "Lease expense".
[4] Excludes expenses for share-based compensation, restructuring and other.
[5] Contains depreciation and interest expenses for lease arrangements under IFRS 16. Excludes expenses for short-term leases, which are reported in line indirect costs".
[6] Excludes interest expenses for leases, which are included in line "Lease expense".

	Year ended 31 December 2023
CHF in millions	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Total revenue	2,247.1	776.6	11.5	3,035.2
Direct costs	(537.6)	(271.0)	(26.0)	(834.6)
Indirect costs[1]	(417.5)	(115.4)	(428.2)	(961.1)
Lease expense[2]	(51.0)	(11.2)	(133.7)	(195.9)
Adj. EBITDA after lease expense (EBITDAaL)	1,241.0	379.0	(576.4)	1,043.6

Depreciation and amortisation of property, plant and equipment and intangible assets				(992.1)
Share-based compensation				(22.5)
Restructuring & other				(86.1)
Finance income/(expense)[3]				(315.0)
Income tax benefit				59.9
Net (loss)				(312.2)

[1] Excludes expenses for share-based compensation, restructuring and other.
[2] Contains depreciation and interest expenses for lease arrangements under IFRS 16. Excludes expenses for short-term leases, which are reported in line "Indirect costs".
[3] Excludes interest expenses for leases, which are included in line "Lease expense".